P 11/15/05

RECEIVED
NOV 15 2004
OFFICE OF THE SECRETARY

04056018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2004

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

CONFIDENTIAL TREATMENT EXPIRED

Name: FHS INVESTMENTS, LLC
Address: 227 W MONROE
SUITE 5080
CHICAGO, IL 60606

Form 13F File Number: 28-10848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

PROCESSED
JAN 11 2007
THOMSON FINANCIAL

Name: BRUCE NIEMAN
Title: CFO
Phone: (312) 334-1902

Signature, Place, and Date of Signing:

[Signature]	CHICAGO, IL [City, State]	11/11/04 [Date]

THIS REPORT ONLY THE POSITIONS THAT I AM REQUESTING CONFIDENTIAL TREATMENT FOR

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number Name

28-____ ____
[Repeat as necessary.]

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 18

Form 13F Information Table Value Total: 49,420
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.	Form 13F File Number	Name
____	28-____________	____________

[Repeat as necessary.]

13F Report: (09/30/04) FHS Investments

Issuer	Type	Cusip	Value x 1000	Shares Prn Amt	SH/PRN	Put/Call	Investment Discretion	Other Managers	Voting Authority Sole	Voting Authority Shared	Voting Authority None
CAESARS ENTMT INC	OPTIONS - CALLS	127687101	830	49700	SH	CALL	SOLE		49700	0	0
COX COMMUNICATIONS INC	COMMON STOCK	224044107	1567	47300	SH		SOLE		47300	0	0
COX COMMUNICATIONS INC	OPTIONS - PUTS	224044107	2687	81100	SH	PUT	SOLE		36100	0	0
HARRAHS ENTMT INC COM	COMMON STOCK	413619107	1144	21600	SH		SOLE		21600	0	0
INVISION TECHNOLOGIES INC	COMMON STOCK	461851107	5014	111449	SH		SOLE		111449	0	0
INVISION TECHNOLOGIES INC	OPTIONS - CALLS	461851107	1350	30000	SH	CALL	SOLE		30000	0	0
MANDALAY RESORT GROU P COM	COMMON STOCK	562567107	1627	23700	SH		SOLE		23700	0	0
MANDALAY RESORT GROU P COM	OPTIONS - CALLS	562567107	4737	69000	SH	CALL	SOLE		4000	0	0
MANDALAY RESORT GROU P COM	OPTIONS - PUTS	562567107	3405	49600	SH	PUT	SOLE		11000	0	0
MONOLITHIC SYSTEM TECHNOLOGY I	OPTIONS - CALLS	609842109	108	25000	SH	CALL	SOLE		13000	0	0
ORBITZ INC CL A	COMMON STOCK	68556Y100	4216	155000	SH		SOLE		155000	0	0
ORBITZ INC CL A	OPTIONS - CALLS	68556Y100	476	17500	SH	CALL	SOLE		7500	0	0
ORBITZ INC CL A	OPTIONS - PUTS	68556Y100	5780	212500	SH	PUT	SOLE		212500	0	0
ROUSE CO COM	COMMON STOCK	779273101	3344	50000	SH		SOLE		50000	0	0
WELLPOINT HEALTH NETWORKS INC	COMMON STOCK	94973H108	10330	98300	SH		SOLE		98300	0	0
ORACLE STK	COMMON STOCK	68389X105	1105	19800	SH		SOLE		19800	0	0
ORACLE STK	OPTIONS - PUTS	68389X105	1128	100000	SH	PUT	SOLE		100000	0	0
PEOPLESOFT STK	OPTIONS - CALLS	712713106	572	28800	SH	CALL	SOLE		28800	0	0
Records	18	Total Mkt Value	49420								